Intangible assets	12 Months Ended
Apr. 30, 2012
Intangible assets
8.	Intangible assets:

	Definite life	Indefinite life		Total
	Embedded equity in lease contracts	Trade names and trademarks	Safety manuals, AOCs and operating licenses
Cost:

Balance, April 30, 2010	$180,479	$179,900	$3,947	$364,326
Embedded equity in lease contracts realized	(23,384)	—	—	(23,384)
Foreign exchange	1,562	—	191	1,753

Balance, April 30, 2011	158,657	179,900	4,138	342,695
Embedded equity in lease contracts realized	(19,840)	—	—	(19,840)
Foreign exchange	(1,039)	—	(197)	(1,236)

April 30, 2012	$137,778	$179,900	$3,941	$321,619

Impairment losses:

Balance, April 30, 2010	(53,903)	(25,000)	—	(78,903)
Impairment loss	(20,608)	—	—	(20,608)

Balance, April 30, 2011	(74,511)	(25,000)	—	(99,511)
Impairment loss	(4,218)	—	—	(4,218)

April 30, 2012	$(78,729)	$(25,000)	$—	$(103,729)

Net book value:

April 30, 2012	$59,049	$154,900	$3,941	$217,890
April 30, 2011	84,146	154,900	4,138	243,184

Due to a decline in aircraft values, the Company impaired a portion of its embedded equity in 2012 and 2011 to fair value. This measurement is considered a level 2 measurement in the fair value hierarchy as the measurement of embedded equity is based on aircraft values from third party appraisals using market data.

Embedded equity relates to the fair value of aircraft purchase options contained within leases on the date of our acquisition of the Predecessor. Embedded equity is not amortized, instead the embedded equity is added to the value of the purchased asset in the event that the lease purchase option is exercised.